BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Key management personnel compensation	R$ 27,802	R$ 25,483
Salaries, benefits and social charges	17,470	16,758
Variable compensation	R$ 10,332	R$ 8,725